Share-based plans - Fair value information (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015 EUR (€) Y
Fair value information
Excess of share price over exercise price when early exercise is assumed (as a percent)	155.00%
Expected dividend yield		1.46%
Risk-free interest rate		0.44%
Expected volatility		22.32%
Expected life of options | Y		8
Weighted average Exercise price in Euro		€ 77.06
Weighted average share price at grant date in Euro		€ 77.25